Real Estate Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of real estate loans receivable
Real estate loans receivable	$ 292,507	$ 436,580
Advances on real estate loans receivable:
Investments in new loans	18,541	51,386	20,036
Draws on existing loans	32,936	47,349	54,381
Sub-total	51,477	98,735	74,417
Less: Seller financing on property sales	0	(1,470)	0
Net cash advances on real estate loans	51,477	97,265	74,417
Receipts on real estate loans receivable:
Loan payoffs	165,648	11,852	93,856
Principal payments on loans	23,163	31,643	17,923
Total receipts on real estate loans	188,811	43,495	111,779
Net advances (receipts) on real estate loans	(137,334)	53,770	(37,362)
Mortgage Receivable [Member]
Summary of real estate loans receivable
Real estate loans receivable	63,934	109,283
Other Real Estate Loans Receivables [Member]
Summary of real estate loans receivable
Real estate loans receivable	228,573	327,297
Medical Facilities [Member]
Advances on real estate loans receivable:
Investments in new loans	0	41,644	0
Draws on existing loans	3,184	1,236	1,471
Sub-total	3,184	42,880	1,471
Less: Seller financing on property sales	0	(1,470)	0
Net cash advances on real estate loans	3,184	41,410	1,471
Receipts on real estate loans receivable:
Loan payoffs	2,943	6,233	32,197
Principal payments on loans	5,307	7,440	2,033
Total receipts on real estate loans	8,250	13,673	34,230
Net advances (receipts) on real estate loans	(5,066)	27,737	(32,759)
Senior Housing Facilities Triple Net [Member]
Advances on real estate loans receivable:
Investments in new loans	18,541	9,742	20,036
Draws on existing loans	29,752	46,113	52,910
Sub-total	48,293	55,855	72,946
Less: Seller financing on property sales	0	0	0
Net cash advances on real estate loans	48,293	55,855	72,946
Receipts on real estate loans receivable:
Loan payoffs	162,705	5,619	61,659
Principal payments on loans	17,856	24,203	15,890
Total receipts on real estate loans	180,561	29,822	77,549
Net advances (receipts) on real estate loans	$ (132,268)	$ 26,033	$ (4,603)